Cost Information (Rental Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Leases [Abstract]
Rental expense	$ 1,196	$ 1,256	$ 1,306
Amounts payable over the next five years
'2016	794
Year 2017	707
2018	591
2019	519
2020	456
Eliminations
Operating Leases [Abstract]
Rental expense	(169)	(223)	(198)
Amounts payable over the next five years
'2016	(144)
Year 2017	(136)
2018	(128)
2019	(115)
2020	(109)
Operating Segments
Operating Leases [Abstract]
Rental expense	1,365	1,479	1,504
GE
Operating Leases [Abstract]
Minimum rental commitments under noncancellable operating leases	4,071
Amounts payable over the next five years
'2016	909
Year 2017	819
2018	699
2019	615
2020	547
GE | Operating Segments
Operating Leases [Abstract]
Rental expense	1,258	1,356	1,380
GE Capital
Operating Leases [Abstract]
Minimum rental commitments under noncancellable operating leases	310
Amounts payable over the next five years
'2016	29
Year 2017	24
2018	20
2019	19
2020	18
GE Capital | Operating Segments
Operating Leases [Abstract]
Rental expense	$ 107	$ 123	$ 124